Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the public warrants	12 Months Ended
Dec. 13, 2019 $ / shares
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.85%
Expected volatility	15.00%
Exercise price (in Dollars per share)	$ 11.50
Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.85%
Expected term (years)	6 years 6 months
Expected volatility	15.00%
Exercise price (in Dollars per share)	$ 11.50
Minimum [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	1 year 6 months
Maximum [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	6 years 6 months